FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Financial Instruments Not Measured At Fair Value (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	S/ 189,657,061	S/ 192,608,782
Financial liabilities, at fair value	191,373,688	204,108,023
Financial assets	190,960,772	192,934,668
Financial liabilities	191,695,260	202,143,878
Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	147,020,787	150,340,862
Financial liabilities	147,020,787	149,596,545
Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	12,966,725	22,013,866
Financial liabilities	12,966,725	22,013,866
Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	9,012,529	8,910,930
Financial liabilities	8,937,411	7,212,946
Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	699,678	532,404
Financial liabilities	699,678	532,404
Payable to Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	420,094	463,825
Financial liabilities	420,094	463,825
Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	578,074	655,294
Financial liabilities	578,074	655,294
Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	16,610,504	17,344,990
Financial liabilities	17,007,194	17,823,146
Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	4,065,297	3,845,852
Financial liabilities	4,065,297	3,845,852
Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	34,183,840	39,320,740
Financial assets	34,183,840	39,320,740
Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,101,856	1,766,948
Financial assets	1,101,856	1,766,948
Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	9,142,018	7,939,673
Financial assets	10,445,729	8,265,559
Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	140,753,972	139,120,104
Financial assets	140,753,972	139,120,104
Premiums and Other Policies Receivable [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	913,124	921,103
Financial assets	913,124	921,103
Accounts Receivable from Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,106,674	1,198,379
Financial assets	1,106,674	1,198,379
Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	699,678	532,404
Financial assets	699,678	532,404
Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,755,899	1,809,431
Financial assets	1,755,899	1,809,431
Level 1 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	8,849,683	7,618,178
Financial liabilities, at fair value	0	0
Level 1 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Payable to Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 1 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	8,849,683	7,618,178
Level 1 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Premiums and Other Policies Receivable [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 2 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	180,807,378	184,990,604
Financial liabilities, at fair value	191,373,688	204,108,023
Level 2 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	147,020,787	150,340,862
Level 2 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	12,966,725	22,013,866
Level 2 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	9,012,529	8,910,930
Level 2 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	699,678	532,404
Level 2 [Member] | Payable to Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	420,094	463,825
Level 2 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	578,074	655,294
Level 2 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	16,610,504	17,344,990
Level 2 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	4,065,297	3,845,852
Level 2 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	34,183,840	39,320,740
Level 2 [Member] | Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,101,856	1,766,948
Level 2 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	292,335	321,495
Level 2 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	140,753,972	139,120,104
Level 2 [Member] | Premiums and Other Policies Receivable [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	913,124	921,103
Level 2 [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,106,674	1,198,379
Level 2 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	699,678	532,404
Level 2 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	1,755,899	1,809,431
Level 3 [Member] | Not Measured at Fair Value [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Financial liabilities, at fair value	0	0
Level 3 [Member] | Deposits and Obligations [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Due to Banks and Correspondents and Other Entities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Payable to Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Lease Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Bond and Notes Issued [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Other Liabilities [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Level 3 [Member] | Cash and Due from Banks [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Investments at Amortized Cost [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Loans, Net [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Premiums and Other Policies Receivable [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Accounts Receivable from Reinsurers and Coinsurers [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Due from Customers on Banker's Acceptances [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Other Assets [Member]
Financial Instruments Not Measured at Fair Value [Abstract]
Financial assets, at fair value	S/ 0	S/ 0